Share-based payments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-based payments
Number of equity-settled share-based LTIPs operated | plan	2
Charge for equity-settled share-based payment plans	$ 28	$ 25	$ 32
Performance Shares and Restricted Shares
Share-based payments
Charge for equity-settled share-based payment plans	$ 28	$ 25	$ 20
Performance Shares
Share-based payments
Percentage of awards based on TSR	50.00%	50.00%	50.00%
Percentage of awards based on performance against certain strategic and financial measures over the vesting period	50.00%	50.00%	50.00%
Long-term incentive plans in Terminix and non-recurring retention award
Share-based payments
Charge for equity-settled share-based payment plans			$ 12